SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value of Financial Instruments (Policies)	Sep. 30, 2025
December 31, 2024
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows ASC 820, Fair Value Measurement, in determining the fair value of financial assets and liabilities when applicable. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used in fair value measurements are classified into three levels within the fair value hierarchy based on their observability.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, prepaid expenses, accounts payable and accrued expenses, convertible notes payable, notes payable, and amounts due to related parties. The carrying amounts of these instruments approximate fair value due to their short-term nature or standard market terms. As of December 31, 2024, the Company did not have any financial assets or liabilities measured at fair value on a recurring or non-recurring basis.

September 30, 2025
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows ASC 820, Fair Value Measurements, for assets and liabilities measured at fair value on a recurring or nonrecurring basis. Fair value is defined as the price to sell an asset or transfer a liability in an orderly transaction between market participants. The three-tier hierarchy prioritizes inputs used in valuation techniques: Level 1 (quoted prices in active markets), Level 2 (observable inputs other than quoted prices), and Level 3 (unobservable inputs). The Company’s financial instruments, including cash, accounts payable, and notes payable, are recorded at cost, which approximates fair value due to their short-term maturities.